SHAREHOLDERS' EQUITY (DEFICIT) - Preferred Stock Shares (Details) - Avista Public Acquisition Corp. II [Member] - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0